Legal, competition and regulatory matters (Details) £ in Thousands, $ in Thousands, € in Millions, SFr in Millions		1 Months Ended					6 Months Ended					12 Months Ended
	Jun. 30, 2022 GBP (£)	Apr. 30, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Jun. 30, 2019 settlement	May 31, 2019 EUR (€) settlement	Jan. 31, 2017 CHF (SFr)	Jun. 30, 2022 GBP (£) settlement lawsuits plaintiff	Jun. 30, 2022 USD ($) settlement lawsuits plaintiff	Jun. 30, 2021 GBP (£)	[1]	Jul. 01, 2007 lawsuits	Dec. 31, 2021 GBP (£) settlement		Dec. 31, 2021 USD ($) settlement	Dec. 31, 2020 USD ($) defendant pensionFund	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 lawsuits	Dec. 31, 2016 USD ($) lawsuits	Dec. 31, 2015 USD ($)	Dec. 31, 2013 GBP (£)	Dec. 31, 2012 USD ($) lawsuits	Dec. 31, 2008 USD ($) agreement	Mar. 31, 2022 GBP (£)
Disclosure of contingent liabilities [line items]
Losses on litigation settlements							£ 1,833,000		£ 164,000			£ 374,000
Provisions	£ 2,645,000						£ 2,645,000					1,110,000	[2]
Over-issuance of structured notes
Disclosure of contingent liabilities [line items]
Increase (decrease) in other provisions	1,592,000											220,000
Over-issuance of securities
Disclosure of contingent liabilities [line items]
Increase (decrease) in other provisions	1,757,000											£ 220,000
USD LIBOR cases in MDL court
Disclosure of contingent liabilities [line items]
Number of settlements | settlement							2	2				2		2
Sterling LIBOR case in SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits																			2
Japanese Yen LIBOR civil actions | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Losses on litigation settlements							£ 17,750
Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits							2	2
Foreign exchange investigations | Fines settlement
Disclosure of contingent liabilities [line items]
Number of settlements | settlement				2	2
Losses on litigation settlements					€ 210							£ 54,000
Foreign exchange investigations | Violation of NPA
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | SFr						SFr 27
Metals related civil actions
Disclosure of contingent liabilities [line items]
Losses on litigation settlements							£ 50,000
US residential and commercial mortgage-related activity and litigation | RMBS repurchase requests | Originated and sold to third parties by Acquired Subsidiary
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits											2
Number of settlements | settlement							2	2
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases
Disclosure of contingent liabilities [line items]
Losses on litigation settlements			£ 32,500
Asset-backed debt instruments held | $															$ 22,000
Number of defendants | defendant															6
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases | NEW MEXICO
Disclosure of contingent liabilities [line items]
Number of retirement benefit funds | pensionFund															2
Supranational, sovereign and agency bonds civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits dismissed | lawsuits							1	1
Civil actions in respect of VRDO
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits							2	2
Civil actions in respect of the US anti-terrorism act
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits							6	6
Number of plaintiffs | plaintiff							4,000	4,000
Number of lawsuits dismissed | lawsuits							3	3
Number of lawsuits subject to appeal | lawsuits							1	1
Civil actions in respect of the US anti-terrorism act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits							2	2
Derivative transactions civil action
Disclosure of contingent liabilities [line items]
Loss Contingency, damages sought, claimed amounts, value												329,000
CFS remediation of ASL loans
Disclosure of contingent liabilities [line items]
Expected reimbursement, other provisions																								£ 181,000
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss Contingency, damages sought, claimed amounts, value																£ 181,000
HMRC assessments concerning UK VAT | Barclays UK PLC
Disclosure of contingent liabilities [line items]
Loss Contingency, damages sought, claimed amounts, value																128,000
Civil actions in respect of VRDO - SNDY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits							3	3
Investigation into the use of unapproved communications platforms | Securities and Exchange Commission
Disclosure of contingent liabilities [line items]
Loss Contingency, damages sought, claimed amounts, value							£ 125,000
Investigation into the use of unapproved communications platforms | CFTC
Disclosure of contingent liabilities [line items]
Loss Contingency, damages sought, claimed amounts, value							75,000
Barclays Bank PLC
Disclosure of contingent liabilities [line items]
Provisions	£ 2,334,000						£ 2,334,000					£ 919,000
Barclays Bank PLC | FCA proceedings and other investigations
Disclosure of contingent liabilities [line items]
Number of advisory service agreements | agreement																							2
Loss contingency, financial penalty warning																					£ 50,000
Barclays Bank PLC | USD LIBOR cases in MDL court | Lawsuits with damages sought
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits																						1
Loss Contingency, damages sought, claimed amounts, value | $																						$ 100,000
Barclays Bank PLC | USD LIBOR cases in MDL court | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $								$ 7,500						$ 7,100
Barclays Bank PLC | USD LIBOR cases in MDL court | Debt securities class claims
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $								$ 1,950						$ 20,000
Barclays Bank PLC | SIBOR/SOR case In SDNY | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $																			$ 91,000
Barclays Bank PLC | Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits pending | lawsuits																		1
Barclays Bank PLC | Foreign exchange investigations
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $																				$ 2,380,000
Barclays Bank PLC | Consolidated FX action | Barclays Capital Inc | Securities and Exchange Commission
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $																	$ 384,000
Barclays Bank PLC | BDC Finance LLC
Disclosure of contingent liabilities [line items]
Litigation settlements approved, value | $		$ 3,300																					$ 298,000
Barclays Bank PLC | HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss Contingency, damages sought, claimed amounts, value																£ 53,000

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.